Summary Prospectus March 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group





DWS TECHNOLOGY FUND






CLASS/Ticker    A   KTCAX    B   KTCBX    C   KTCCX    INST   KTCIX    S   KTCSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C and INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 20) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C       INST          S
                                     ----------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None       None       None
------------------------------------     ----      --         --         --         --
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00         None       None
------------------------------------    -----    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                      2.00    2.00       2.00       2.00       2.00
------------------------------------    -----    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C        INST           S
                             ---------  ---------  ---------  ----------  ----------
Management fee                   0.46       0.46       0.46       0.46        0.46
----------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.22       1.00       1.00      None        None
----------------------------     ----       ----       ----      -----       -----
Other expenses                   0.36       0.62       0.48       0.21        0.49
----------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.04       2.08       1.94       0.67        0.95
----------------------------     ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 675     $ 611     $ 297     $68     $  97
--       -----     -----     -----     ---     -----
3          887       952       609     214       303
--       -----     -----     -----     ---     -----
5        1,116     1,319     1,047     373       525
--       -----     -----     -----     ---     -----
10       1,773     1,897     2,264     835     1,166
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 675     $ 211     $ 197     $68     $  97
--       -----     -----     -----     ---     -----
3          887       652       609     214       303
--       -----     -----     -----     ---     -----
5        1,116     1,119     1,047     373       525
--       -----     -----     -----     ---     -----
10       1,773     1,897     2,264     835     1,166
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Class B Example reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2011: 17%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the fund's 80% investment policy, the fund defines a company as being in the technology sector if it commits at least half its assets to, or derives at least half its revenues or net income from, that sector. Examples of industries within the technology sector are semiconductors, software, telecom equipment, computer/hardware, IT services, the Internet and health technology. The fund may invest in companies of any size and may invest in initial public offerings. While the fund invests mainly in US stocks, it could invest up to 35% of net assets in foreign securities (including emerging markets securities).

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of three analytical disciplines:


BOTTOM-UP RESEARCH. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.


GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.


TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various industries within the technology sector and looks for those that may benefit from changes in the overall business environment.


Portfolio management may favor securities from various industries and companies within the technology sector at different times.


DERIVATIVES. Portfolio management generally may use option contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) as a substitute for direct investment; (iii) for locking in the purchase price of a security or currency which portfolio management expects to purchase in the near future; and
(iv) for non-hedging purposes to seek to enhance potential gain.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. To the extent the fund invests in a particular sector, the fund's performance may be proportionately affected by that sector's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price.


CONCENTRATION RISK - TECHNOLOGY COMPANIES. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting technology companies may have a significant impact on the fund's performance. In particular, technology companies are vulnerable to market saturation and rapid product obsolescence. Many technology companies are smaller companies that may have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.



                                       2
                                                             DWS Technology Fund


                                                SUMMARY PROSPECTUS March 1, 2012

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


RESTRICTED SECURITIES RISK. The fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. This investment practice, therefore, could increase the level of illiquidity of the fund.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


                                       3
                                                             DWS Technology Fund


                                                SUMMARY PROSPECTUS March 1, 2012

PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







   2002       2003       2004      2005      2006      2007       2008      2009       2010     2011
  -38.97      48.19      1.63      3.64      0.26      13.94      -45.87    58.25      18.28    -4.30




Best Quarter: 22.06%, Q4 2002   Worst Quarter: -28.13%, Q2 2002

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparisons began on 8/31/2002. Class S index comparisons began on 12/31/2004.



                                   CLASS           1          5          10
                               INCEPTION        YEAR      YEARS       YEARS
                             -----------  ----------  ---------  ----------
CLASS A before tax            9/7/1948        -9.80      0.81        -0.05
---------------------------  ---------       ------     -----       ------
  After tax on
  distributions                               -9.80      0.81        -0.06
  After tax on distribu-
  tions and sale of fund
  shares                                      -6.37      0.69        -0.05
---------------------------  ---------       ------     -----       ------
CLASS B before tax           5/31/1994        -8.12      0.67        -0.55
---------------------------  ---------       ------     -----       ------
CLASS C before tax           5/31/1994        -5.17      1.09        -0.37
---------------------------  ---------       ------     -----       ------
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                      2.11       -0.25       2.92
---------------------------  ---------       ------     ------      ------
S&P NORTH AMERICAN
TECHNOLOGY SECTOR
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     -0.87      3.84        2.44
---------------------------  ---------       ------     ------      ------


                                   CLASS           1          5       SINCE
                               INCEPTION        YEAR      YEARS   INCEPTION
                             -----------  ----------  ---------  ----------
INST CLASS before tax        8/19/2002        -3.97      2.45        5.72
---------------------------  ---------       ------     -----        ----
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                      2.11       -0.25       5.54
---------------------------  ---------       ------     ------       ----
S&P NORTH AMERICAN
TECHNOLOGY SECTOR
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     -0.87      3.84        8.50
---------------------------  ---------       ------     ------       ----


                                   CLASS           1          5       SINCE
                               INCEPTION        YEAR      YEARS   INCEPTION
                            ------------  ----------  ---------  ----------
CLASS S before tax          12/20/2004        -4.22      2.05        2.23
--------------------------- ----------       ------     -----        ----
STANDARD & POOR'S 500
INDEX (S&P 500)
(reflects no deduction for
fees, expenses or taxes)                      2.11       -0.25       2.64
--------------------------- ----------       ------     ------       ----
S&P NORTH AMERICAN
TECHNOLOGY SECTOR
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     -0.87      3.84        4.30
--------------------------- ----------       ------     ------       ----

The Advisor believes the additional S&P North American Technology Sector Index generally reflects fund asset allocations and generally represents the fund's overall investment process.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

FREDERIC L. FAYOLLE, CFA, DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 2009.


CLARK CHANG, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


WALTER HOLICK, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

                                       4
                                                             DWS Technology Fund


                                                SUMMARY PROSPECTUS March 1, 2012

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or Institutional Class
                                        shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       5
                                                             DWS Technology Fund
                                        SUMMARY PROSPECTUS March 1, 2012 DTF-SUM